CONSOLIDATED STATEMENTS OF OPERATIONS - (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Of Operations [Line Items]
Share-based payment expense	$ 385,732	$ 313,395	$ 257,762
Cost of revenues
Statement Of Operations [Line Items]
Share-based payment expense	24,739	19,787	17,450
Amortization charge	22,394	29,509	27,997
Research and development
Statement Of Operations [Line Items]
Share-based payment expense	253,328	204,150	149,049
Amortization charge	168	166	60
Marketing and sales
Statement Of Operations [Line Items]
Share-based payment expense	46,978	41,960	39,303
Amortization charge	9,192	12,860	28,744
General and administrative
Statement Of Operations [Line Items]
Share-based payment expense	$ 60,687	$ 47,498	$ 51,960